Schedule I-Summary of Investments Other-Than-Investments in Related Parties (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	$ 47.4
Fair Value	49.4
Amount at which shown in balance sheet	49.4	$ 56.1
Fixed maturity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	46.7	51.2
Fair Value	48.7	$ 54.6
Amount at which shown in balance sheet	48.7
U.S. government and government agencies and authorities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	0.8
Fair Value	0.9
Amount at which shown in balance sheet	0.9
States, municipalities and political subdivisions
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	3.0
Fair Value	3.2
Amount at which shown in balance sheet	3.2
Foreign governments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	0.2
Fair Value	0.3
Amount at which shown in balance sheet	0.3
Asset-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	7.9
Fair Value	7.9
Amount at which shown in balance sheet	7.9
Residential mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	2.4
Fair Value	2.5
Amount at which shown in balance sheet	2.5
U.S. corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	24.3
Fair Value	25.4
Amount at which shown in balance sheet	25.4
Foreign corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	8.1
Fair Value	8.5
Amount at which shown in balance sheet	8.5
Short-term investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	0.7
Fair Value	0.7
Amount at which shown in balance sheet	$ 0.7